CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2019
Capital Risk Management
CAPITAL RISK MANAGEMENT

Capital comprises equity attributable to the equity holders of the parent adjusted for effects from transactions with non-controlling interests.

The primary objective of Hudson’s capital management is to ensure that it maintains an adequate credit rating and sustainable capital ratios in order to support its business and maximize shareholder value.

Hudson manages its financing structure and makes adjustments to it in light of its strategy and the long-term opportunities and costs of each financing source. To maintain or adjust the financing structure, Hudson may adjust dividend payments to shareholders, return capital to shareholders, issue new shares or issue equity-linked instruments or equity-like instruments.

Furthermore, Hudson monitors the financing structure using a combination of ratios, including a gearing ratio, cash flow considerations and profitability ratios. As for the gearing ratio Hudson includes interest bearing borrowings less cash and cash equivalents.

31.1 GEARING RATIO

The following ratio compares owner’s equity to borrowed funds:

IN MILLIONS OF USD	31.12.2019	31.12.2018
Cash and cash equivalents	(318.0)	(234.2)
Borrowings, current	45.9	51.4
Borrowings, non-current	503.1	492.6
Borrowings, net	231.0	309.8
Equity attributable to equity holders of the parent	579.6	552.1

ADJUSTED FOR
Effects from transactions with non-controlling interests 1	1.0	1.0
Total capital 2	580.6	553.1

Total net debt and capital	811.6	862.9
Gearing ratio	28.5%	35.9%

1	Represents the excess paid (received) above fair value of shares acquired (sold) from non-controlling interests as long as there is no change in control (IFRS 10.23).

2	Includes all capital and reserves that are managed as capital.

Hudson did not hold collateral of any kind at the reporting dates.

31.2 CATEGORIES OF FINANCIAL INSTRUMENTS

AT DECEMBER 31, 2019	FINANCIAL ASSETS
IN MILLIONS OF USD	at amortized cost	at FVTPL 1	SUBTOTAL	NON-FINANCIAL ASSETS 2	TOTAL
Cash and cash equivalents	318.0	–	318.0	–	318.0
Trade receivables	0.5	–	0.5	–	0.5
Other accounts receivable	39.0	–	39.0	15.0	54.0
Other non-current assets	33.9	–	33.9	–	33.9
Total	391.4	–	391.4

	FINANCIAL LIABILITIES
IN MILLIONS OF USD	at amortized cost	at FVTPL 1	SUBTOTAL	NON-FINANCIAL LIABILITIES 2	TOTAL
Trade payables	124.6	–	124.6	–	124.6
Borrowings, current	45.9	–	45.9	–	45.9
Other liabilities	113.9	–	113.9	14.6	128.5
Borrowings, non-current	503.1	–	503.1	–	503.1
Lease obligations	1,343.9	–	1,343.9	–	1,343.9
Other non-current liabilities	0.7	–	0.7	–	0.7
Total	2,132.1	–	2,132.1

AT DECEMBER 31, 2018	FINANCIAL ASSETS
IN MILLIONS OF USD	at amortized cost	at FVTPL1	SUBTOTAL	NON-FINANCIAL ASSETS 2	TOTAL
Cash and cash equivalents	234.2	–	234.2	–	234.2
Trade receivables	1.3	–	1.3	–	1.3
Other accounts receivable	36.4	0.4	36.8	10.0	46.8
Other non-current assets	27.4	–	27.4	–	27.4
Total	299.3	0.4	299.7

	FINANCIAL LIABILITIES
IN MILLIONS OF USD	at amortized cost	at FVTPL 1	SUBTOTAL	NON-FINANCIAL LIABILITIES 2	TOTAL
Trade payables	105.5	–	105.5	–	105.5
Borrowings, current	51.4	–	51.4	–	51.4
Other liabilities	106.9	–	106.9	14.6	121.5
Borrowings, non-current	492.6	–	492.6	–	492.6
Total	756.4	–	756.4

1	Financial assets and financial liabilities at fair value through profit and loss include FX derivatives (Fair value Level 2).

2	Non-financial assets or non-financial liabilities comprise prepaid expenses and deferred income, which will not generate a cash outflow or inflow as well as other tax positions.

31.3 NET INCOME BY FINANCIAL INSTRUMENTS CATEGORY

Financial Assets at December 31, 2019

IN MILLIONS OF USD	AT AMORTIZED COST	AT FVTPL	TOTAL
Interest income	3.5	–	3.5
Lease interest income	0.7	–	0.7
Other finance income	0.5	–	0.5
Finance income	4.7	–	4.7

Foreign exchange gain / (loss)1	(0.2)	–	(0.2)
Impairments / allowances 2	(2.3)	–	(2.3)
Total – from subsequent valuation	(2.5)	–	(2.5)

Net (expense) / income	2.2	–	2.2

Financial Liabilities at December 31, 2019

IN MILLIONS OF USD	AT AMORTIZED COST	AT FVTPL	TOTAL
Interest expenses	(29.2)	–	(29.2)
Interest on lease obligations	(56.2)	–	(56.2)
Other finance expenses	(0.5)	–	(0.5)
Finance expenses	(85.9)	–	(85.9)

Foreign exchange gain / (loss) 1	0.5	–	0.5
Total – from subsequent valuation	0.5	–	0.5

Net (expense) / income	(85.4)	–	(85.4)

1	This position includes the foreign exchange gain / (loss) recognized on third party and intercompany financial assets and liabilities through the consolidated statements of comprehensive income.

2	This position includes net income / (expense) from released impairments, allowances or recoveries during the period less the increase of impairments or allowances.

Financial Assets at December 31, 2018

IN MILLIONS OF USD	AT AMORTIZED COST	AT FVTPL	TOTAL
Interest income	2.5	–	2.5
Finance income	2.5	–	2.5

Impairments / allowances 2	(0.2)	–	(0.2)
Total – from subsequent valuation	(0.2)	–	(0.2)

Net (expense) / income	2.3	–	2.3

Financial Liabilities at December 31, 2018

IN MILLIONS OF USD	AT AMORTIZED COST	AT FVTPL	TOTAL
Interest expenses	(30.2)	–	(30.2)
Other finance expenses	(0.4)	–	(0.4)
Finance expenses	(30.6)	–	(30.6)

Foreign exchange gain / (loss) 1	(0.9)	–	(0.9)
Total – from subsequent valuation	(0.9)	–	(0.9)

Net (expense) / income	(31.5)	–	(31.5)

1	This position includes the foreign exchange gain / (loss) recognized on third party and intercompany financial assets and liabilities through the consolidated statements of comprehensive income.

2	This position includes net income / (expense) from released impairments, allowances or recoveries during the period less the increase of impairments or allowances.